Employee benefits, Movement in Net Defined Benefit Liability (Details) - MXN ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee benefits, Movement in net defined benefit liability [Abstract]
Beginning balance	$ 6,654,318	$ 3,415,458	$ 3,332,454
Included in profit and loss [Abstract]
Current service cost	1,706,150	428,469	841,579
Interest cost	544,326	255,911	183,286
Net defined benefit resulting in profit or loss	8,904,794	4,099,838	4,357,319
Included in OCI [Abstract]
Remeasurement in loss (gain)	(124,616)	2,554,480	(941,861)
Payments [Abstract]
Benefits paid	(14,157)	0	0
Ending balance	$ 8,766,021	$ 6,654,318	$ 3,415,458